Trade Accounts and Notes Receivable - Finance Lease Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables	₩ 43,946	₩ 103,360
Officers and employees [member]
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables	43,445	₩ 103,360
ZHAOHUUI PROSPERITY INT'L LTD [member]
Disclosure of finance lease and operating lease by lessor [line items]
Finance lease receivables	₩ 501